Expense Example - TCW Enhanced Commodity Strategy Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	3,193
Expense Example, with Redemption, 5 Years	5,614
Expense Example, with Redemption, 10 Years	9,551
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	3,298
Expense Example, with Redemption, 5 Years	5,759
Expense Example, with Redemption, 10 Years	$ 9,661